Summary of Redeemable Noncontrolling Interest (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)		Dec. 31, 2011 CNY
Redeemable Noncontrolling Interest [Line Items]
Balance at December 31, 2010	$ 0		0
Acquisition of Qunar	149,669		942,004
Equity issuance of subsidiaries	518	[1]	3,261	[1]
Current losses	(1,634)		(10,284)
Other comprehensive loss	(158)		(995)
Share-based compensation	317		1,992
Balance at December 31, 2011	$ 148,712		935,978

[1]	In December 2011, NTT DOCOMO, Inc. ("DCM") subscribed with cash new ordinary shares of B.D. Mobile representing 6.98% of its equity interest. The newly issued ordinary shares could be redeemed upon occurrence of certain events that are not solely within the control of B.D. Mobile and are accounted for as redeemable noncontrolling interests.